UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N Meridian Street, Ste 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

MUTUAL FUNDS (A) - 99.36%

number of shares		market value
317,312	Timothy Plan Aggressive Growth Fund - Class A	$1,897,524
1,122,885	Timothy Plan Fixed Income Fund - Class A	11,329,906
407,262	Timothy Plan High Yield Bond Fund - Class A	3,726,450
556,579	Timothy Plan International Fund - Class A	5,699,371
607,257	Timothy Plan Large/Mid-Cap Growth Fund - Class A	3,795,358
538,342	Timothy Plan Large/Mid-Cap Value Fund - Class A	7,563,711
306,059	Timothy Plan Small-Cap Value Fund - Class A	3,785,953

	Total Mutual Funds (cost $39,910,053)	37,798,273

SHORT-TERM INVESTMENTS - 0.17%

number of shares		market value
65,859	Fidelity Institutional Money Market Fund, 3.13% (B)	65,859

	Total Short-Term Investments (cost $65,859)	65,859

	TOTAL INVESTMENTS (cost $39,975,912) - 99.53%	$37,864,132

	OTHER ASSETS LESS LIABILITIES - 0.47%	178,587

	NET ASSETS - 100.00%	$38,042,719

(A)	Fund held is another series within the Timothy Plan.

(B)	Variable rate security; the yield shown represents the rate at March 31, 2008.

The following information for the Fund is presented on an income tax basis as of March 31, 2008.

Gross Unrealized Appreciation	$255,795
Gross Unrealized Depreciation	(2,367,575)

Net Unrealized Gain/(Loss)	$(2,111,780)

Cost of Investments	$39,975,912

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

MUTUAL FUNDS (A) - 99.66%

number of shares		market value
407,974	Timothy Plan Aggressive Growth Fund - Class A	$2,439,683
209,409	Timothy Plan High Yield Bond Fund - Class A	1,916,092
476,933	Timothy Plan International Fund - Class A	4,883,793
624,575	Timothy Plan Large/Mid-Cap Growth Fund - Class A	3,903,591
276,840	Timothy Plan Large/Mid-Cap Value Fund - Class A	3,889,598
196,766	Timothy Plan Small-Cap Value Fund - Class A	2,433,997

	Total Mutual Funds (cost $20,826,083)	19,466,754

SHORT-TERM INVESTMENTS - 0.28%

number of shares		market value
54,368	Timothy Plan Money Market Fund, 2.15% (A) (B)	54,368

	Total Short-Term Investments (cost $54,368)	54,368

	TOTAL INVESTMENTS (cost $20,880,451) - 99.94%	$19,521,122

	OTHER ASSETS LESS LIABILITIES - 0.06%	12,086

	NET ASSETS - 100.00%	$19,533,208

(A)	Fund held is another series within the Timothy Plan.

(B)	Variable rate security: the yield shown represents the rate at March 31, 2008.

The following information for the Fund is presented on an income tax basis as of March 31, 2008.

Gross Unrealized Appreciation	$104,959
Gross Unrealized Depreciation	(1,464,288)

Net Unrealized Gain/(Loss)	$(1,359,329)

Cost of Investments	$20,880,451

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2008 - (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Unrealized Appreciation (Depreciation)

At March 31, 2008, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Conservative Growth	$39,975,912	$255,795	$(2,367,575)	$(2,111,780)

Strategic Growth	$20,880,451	$104,959	$(1,464,288)	$(1,359,329)

Note 2 – Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Timothy Plan Conservative Growth Portfolio’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$37,798,273	$—
Level 2 – Other Significant Observable Inputs	$65,859	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$37,864,132	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Conservative Growth Portfolio:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $0.

The following is a summary of the inputs used to value the Timothy Plan Strategic Growth Portfolio’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$19,466,754	$—
Level 2 – Other Significant Observable Inputs	$54,368	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$19,521,122	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Strategic Growth Portfolio:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $0.

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	5/21/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	5/21/2008